Net Operating Loss Carryforwards available to Offset Future Taxable Income (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Operating Loss Carryforwards [Line Items]
Amount	$ 54,948
Hong Kong
Operating Loss Carryforwards [Line Items]
Amount	$ 15,759
Expiring year	Indefinite
Taiwan
Operating Loss Carryforwards [Line Items]
Amount	$ 39,189
Taiwan | Earliest Tax Year
Operating Loss Carryforwards [Line Items]
Expiring year	2020
Taiwan | Latest Tax Year
Operating Loss Carryforwards [Line Items]
Expiring year	2029